Income Tax (Details) - Schedule of Deferred Tax Assets and Liabilities, Net	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Deferred tax assets:
Decelerated tax depreciation of property and equipment	$ 11,258		$ 1,242
Provision for allowance for doubtful accounts	1,407,161
Deferred tax assets	1,418,419	$ 181,168	1,242
Deferred tax liabilities:
Accelerated tax depreciation of property and equipment	(1,468,575)		(1,768,737)
Deferred tax liabilities	(1,468,575)	$ (187,574)	(1,768,737)
Deferred tax liabilities, net	$ (50,156)		$ (1,767,495)